Note 11 - Segmented Information - Geographic Information (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 21,324,785	$ 15,094,413
Canada 1 [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	21,324,785	13,336,387
United States 1 [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 0	$ 1,758,026